Fair Value Measurements (Details) - 6 months ended Jun. 30, 2024 $ in Thousands, € in Millions	USD ($)	EUR (€)
Fair Value Measurements [Abstract]
Contingent consideration balance	$ 750	€ 0.7
Fair value measurement of discounting predicted cashflow rate	0.25%